Deferred income tax (Tables)	12 Months Ended
Dec. 31, 2023
Deferred income tax
Summary of deferred tax asset and liability

	2023	2022	*
	$’000	$'000

Deferred income tax assets	63,786	78,369
Deferred income tax liabilities	(137,106)	(183,518)
Net deferred tax liabilities	(73,320)	(105,149)

Summary of deferred tax asset and liability offset

	2023	2022	*
	$’000	$'000
Deferred income tax assets
Property, plant and equipment**	(4,807)	(7,137)
Intangible assets	23,386	20,313
Provisions**	3,490	14,574
Tax losses	30,668	28,443
Right of use asset**	(73,400)	(53,820)
Lease liability**	84,886	65,419
Other**	(437)	10,577
Total	63,786	78,369

	2023	2022	*
	$'000	$'000
Deferred income tax liabilities
Property, plant and equipment**	(107,444)	(165,602)
Intangible assets	(168,133)	(197,932)
Provisions**	46,734	57,075
Unrealized derivative income	20,194	(337)
Timing differences on loans	4,100	19,071
Unrealized foreign exchange	14,719	12,150
Tax losses	21,676	11,164
Unutilized capital allowances	30,085	79,110
Right of use asset**	(42,299)	(81,987)
Lease liability**	49,676	88,255
Other**	(6,414)	(4,485)
Total	(137,106)	(183,518)

Summary of deferred tax reconciliation

							Other including
			Provisions/				Unrealized
	Property,		share‑based				exchange
	plant and		payments		Intangible	Loans and	differences		Right of use		Lease
	equipment	**	obligation	**	assets	derivatives	/tax losses	**	asset	**	liability	**	Total
Net deferred income tax	$'000		$'000		$'000	$'000	$'000		$'000		$'000		$'000

At January 1, 2021	(168,784)		81,846		(191,887)	(26,054)	135,529		(136,986)		142,595		(163,741)
Additions through business combinations	(6,065)		—		(73,330)	—	—		—		—		(79,395)
Tax (charge)/income	(2,185)		(7,659)		85,254	9,295	(11,895)		(11,368)		12,274		73,716
Effects of movement in exchange rates	11,014		(4,759)		13,806	1,874	(10,181)		9,508		(9,897)		11,365
At December 31, 2021	(166,020)		69,428		(166,157)	(14,885)	113,453		(138,846)		144,972		(158,055)

At January 1, 2022	(166,020)		69,428		(166,157)	(14,885)	113,453		(138,846)		144,972		(158,055)
Additions through business combinations (note 31)*	(61,184)		—		(76,680)	—	—		—		—		(137,864)
Tax income*	49,634		3,859		59,702	33,127	26,044		8,752		2,737		183,855
Effects of movement in exchange rates*	4,831		(1,638)		5,516	492	(2,538)		(5,713)		5,965		6,915
At December 31, 2022	(172,739)		71,649		(177,619)	18,734	136,959		(135,807)		153,674		(105,149)

At January 1, 2023	(172,739)		71,649		(177,619)	18,734	136,959		(135,807)		153,674		(105,149)
Additions through business combinations (note 31)	—		—		—	—	—		—		—		—
Tax income/(charge)	24,045		(8,943)		(9,239)	10,002	(14,195)		(12,090)		17,322		6,902
Effects of movement in exchange rates	36,443		(12,482)		42,111	(4,442)	(32,467)		32,198		(36,434)		24,927
At December 31, 2023	(112,251)		50,224		(144,747)	24,294	90,297		(115,699)		134,562		(73,320)

*Re-presented to reflect the remeasurement period adjustments, as required by IFRS 3, in respect of updates to the accounting for the MTN SA Acquisition in May 2022.